ECOFIN SUSTAINABLE AND SOCIAL IMPACT TERM FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

	August 31, 2023

	Principal Amount/Shares	Fair Value
Common Stock - 47.8% (1)
Australia Natural Gas/Natural Gas Liquids Pipelines - 1.2% (1)
APA Group	442,606	$2,578,209
Australila Other - 1.9% (1)
Atlas Arteria Ltd.	992,726	3,910,877
Canada Renewables - 2.9% (1)
Innergex Renewable Energy, Inc. (2)	294,405	2,808,526
TransAlta Renewables, Inc. (2)	330,845	3,219,813
		6,028,339
France Renewables - 1.3% (1)
Transition SA (3)	250,000	2,683,770
Germany Power - 1.4% (1)
RWE AG (2)	68,204	2,814,808
Hong Kong Solar - 0.5% (1)
Xinyi Energy Holdings Ltd.	4,755,664	1,036,958
Hong Kong Transportation/Storage - 0.6% (1)
China Suntien Green Energy Corp. Ltd.	3,704,242	1,303,654
Italy Power - 5.7% (1)
ENAV SpA (2)	649,850	2,624,176
Enel SpA	459,980	3,097,424
Iren SpA	1,215,003	2,516,407
Terna SpA	447,937	3,701,196
		11,939,203
Portugal Power - 2.7% (1)
EDP - Energias de Portugal SA (2)	1,209,999	5,518,543
Spain Other - 1.4% (1)
Ferrovial SE	93,777	2,974,352
Spain Power - 3.7% (1)
Endesa SA	154,955	3,222,733
Iberdrola SA (2)	371,053	4,409,778
		7,632,511
United Kingdom Power - 4.9% (1)
National Grid Plc	300,253	3,766,333
SSE Plc (2)	309,113	6,369,124
		10,135,457
United Kingdom Renewable Infrastructure - 0.9% (1)
Greencoat UK Wind Plc (2)	1,005,074	1,804,165
United States Natural Gas Gathering/Processing - 0.1% (1)
Hess Midstream Partners LP (2)	10,644	307,612
United States Natural Gas/Natural Gas Liquids Pipelines - 8.5% (1)
Cheniere Energy, Inc. (2)	30,700	5,010,240
Excelerate Energy, Inc. (2)	13,710	255,006
NextDecade Corp. (3)	75,000	455,250
ONEOK, Inc. (2)	2,469	160,979
Targa Resources Corp. (2)	85,858	7,405,253
The Williams Companies, Inc.	125,859	4,345,911
		17,632,639
United States Power - 3.2% (1)
American Electric Power Co, Inc. (2)	63,582	4,984,829
Atlantica Sustainable Infrastructure Plc (2)	75,263	1,689,654
		6,674,483
United States Renewables - 3.7% (1)
Dominion Energy, Inc. (2)	48,224	2,340,793
NextEra Energy, Inc. (2)	45,491	3,038,799
NextEra Energy Partners LP (2)	47,543	2,371,445
		7,751,037
United States Solar - 0.1% (1)
Sunnova Energy International, Inc. (2)(3)	20,692	287,826
United States Utilities - 3.1% (1)
Ameren Corp. (2)	20,040	1,588,571
Essential Utilities, Inc. (2)	58,349	2,153,078
Public Service Enterprise Group, Inc. (2)	43,420	2,652,093
		6,393,742
Total Common Stock
(Cost $105,530,621)		99,408,185

Private Investments - 26.8% (1)
United States Natural Gas/Natural Gas Liquids Pipelines - 1.4% (1)
Mexico Pacific Limited LLC (MLP)
Series A (4)(5)	135,180	2,966,390
United States Power - 4.8% (1)
One Energy (4)(5)	20,115	9,989,109
United States Renewables - 20.6% (1)
Renewable Holdco, LLC (4)(5)(6)	N/A	6,743,815
Renewable Holdco I, LLC (4)(5)(6)	N/A	22,755,148
Renewable Holdco II, LLC (4)(5)(6)	N/A	13,260,532
		42,759,495
Total Private Investments
(Cost $52,448,306)		55,714,994

Corporate Bonds - 16.1%(1)
United States Healthcare - 1.7% (1)
315/333 West Dawson Associates
SUB 144A NT
11.000%, 01/31/2026 (5)	$3,770,000	3,475,809
United States Project Finance - 6.3% (1)
C2NC HLDGS LLC
14.500%, 05/01/2027	2,125,000	2,159,383
C2NC Holdings
13.000%, 05/01/2027	10,715,000	10,989,484
		13,148,867
United States Senior Living - 8.1% (1)
Ativo Albuquerque LLC
12.000%, 01/01/2028	2,032,000	2,057,747
Contour Propco 1735 S MISSION SUB 144A NT, 11.00%, 10/01/2025
11.000%, 10/01/2025 (8)	5,715,000	3,843,909
Dove Mountain Residences LLC
11.000%, 02/01/2026 (5)	1,050,000	975,669
16.000%, 02/01/2026 (5)	1,033,748	953,467
Drumlin Reserve Property LLC
10.000%, 10/02/2025 (5)	1,705,311	1,657,065
16.000%, 10/02/2025 (5)	1,412,880	1,367,293
JW Living Smithville Urban Ren
Sub Global 144A 27
11.750%, 06/01/2027 (5)	3,890,000	3,851,368
Realco Perry Hall MD LLC/OPCO
Sub 144A NT
10.000%, 10/01/2024 (5)	2,227,000	2,189,641
		16,896,159
Total Corporate Bonds
(Cost $35,572,898)		33,520,835

Master Limited Partnerships - 7.7% (1)
United States Natural Gas Gathering/Processing - 0.1% (1)
Western Midstream Partners, LP (2)	6,879	183,601
United States Natural Gas/Natural Gas Liquids Pipelines - 4.4% (1)
Energy Transfer LP (2)	424,800	5,722,056
Enterprise Products Partners LP (2)	128,400	3,416,724
		9,138,780
United States Refined Product Pipelines - 3.2% (1)
MPLX LP (2)	191,653	6,686,773
Total Master Limited Partnerships
(Cost $11,214,199)		16,009,154

Private Notes - 6.5%(1)
Bermuda Renewables - 1.8% (1)
Saturn Solar Bermuda 1 Ltd.
10.000%, 12/31/2023 (4)(5)	3,510,000	3,652,506
United States Water Equipment & Services - 4.7% (1)
EF WWW HOLDINGS LLC
10.500%, 10/01/2023 (4)(5)	9,600,000	9,888,000
Total Private Notes
(Cost $13,378,904)		13,540,506

Municipal Bonds - 6.3%(1)
Arizona - 0.1% (1)
Maricopa County Industrial Development Authority
11.000%, 07/01/2033	138,000	129,465
Florida - 0.3% (1)
Florida Development Finance Corp.
5.720%, 07/01/2025 (7)	445,000	422,750
Florida Development Finance Corp.
11.000%, 08/01/2032	320,000	306,500
		729,250
Pennsylvania - 0.2% (1)
Pennsylvania Economic Development Financing Authority
14.000%, 12/01/2027	405,000	402,802
South Carolina - 0.4% (1)
South Carolina Jobs-Economic Development Authority
11.000%, 03/15/2030	575,000	565,367
South Carolina Jobs-Economic Development Authority
11.000%, 03/15/2033	375,000	355,247
		920,614
Wisconsin - 5.3% (1)
Public Finance Authority
7.500%, 06/01/2029	8,925,000	8,726,357
Public Finance Authority
10.000%, 09/01/2031	525,000	432,092
Public Finance Authority
10.000%, 09/01/2031	145,000	132,719
Public Finance Authority
11.000%, 01/15/2033	405,000	401,330
Public Finance Authority
11.000%, 02/01/2033	936,000	930,389
Public Finance Authority
11.000%, 06/30/2034	330,000	321,220
		10,944,107
Total Municipal Bonds
(Cost $13,492,888)		13,126,238

Preferred Stock - 2.2% (1)
Enterprise Products Partners LP
7.250%, 09/30/2025 (4)(5)
(Cost $5,737,065)	5,000	4,687,750

Bank Loan - 0.3%(1)
United States Education - 0.3% (1)
Village Charter School, Inc.
0.000%, 09/30/2023 (4)(7)
(Cost $800,000)	800,000	564,160

Special Purpose Acquisition Company Warrant - 0.1% (1)
France Renewables - 0.1% (1)
Transition SA Warrant
(Cost $–)	250,000	135,544

Money Market Fund - 0.2% (1)
United States Investment Company - 0.5% (1)
First American Government Obligations Fund, Class X, 5.247% (9)
(Cost $406,372)	406,396	406,396

Total Investments - 114.0% (1)
(Cost $238,581,278)		237,113,762
Assets in Excess of Other Liabilities - 0.7%(1)		1,542,827
Credit Facility Borrowings - (14.7)% (1)		(30,600,000)
Total Net Assets Applicable to Common Stockholders - 100.0%(1)		$208,056,589

(1)	Calculated as a percentage of net assets applicable to common stockholders.
(2)	All or a portion of the security is segregated as collateral for the margin borrowing facility.
(3)	Non-income producing security.
(4)	Securities have been valued by using significant unobservable inputs in accordance with fair value procedures and are categorized as level 3 investments.
(5)	Restricted securities have a total fair value of $88,413,562 which represents 42.5% of net assets.
(6)	Deemed to be an affiliate of the fund.
(7)	Security in forebearance at August 31, 2023.
(8)	Security in default at August 31, 2023.
(9)	Rate indicated is the current yield as of August 31, 2023.

Summary of Fair Value Exposure

The Fund has adopted fair value accounting standards, which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liablities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  The Fund’s investments are carried at fair value.

Municipal Bonds —Municipal bonds, including listed issues, are valued at fair value on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. Most municipal bonds are categorized in Level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures established by the Advisor and the appointed Valuation Designee. The Valuation Designee is subject to board oversight and certain reporting and other requirements designed to facilitate the board’s ability to effectively oversee the Valuation Designee’s Fair Value determinations. The Advisor will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through the application of such procedures by the Fund’s Valuation Designee.

When fair value pricing is employed, security prices that the Fund uses to calculate its NAV may differ from quoted or published prices for the same securities. Due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different (higher or lower) than the price of the security quoted or published by others, the value when trading resumes, and/or the value realized upon the security’s sale. Therefore, if a shareholder purchases or redeems Fund shares when the Fund holds securities priced at a fair value, the number of shares purchased or redeemed may be higher or lower than it would be if the Fund were using market value pricing.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of August 31, 2023:

Assets	Level 1	Level 2	Level 3	Total
Common Stock(a)	$99,408,185	$-	$-	$99,408,185
Private Investments(a)	-	-	55,714,994	55,714,994
Corporate Bonds(a)	-	29,676,926	3,843,909	33,520,835
Master Limited Partnerships(a)	16,009,154	-	-	16,009,154
Private Notes(a)	-	-	13,540,506	13,540,506
Municipal Bonds(a)	-	13,126,238	-	13,126,238
Preferred Stock(a)	-	-	4,687,750	4,687,750
Bank Loan(a)	-	-	564,160	564,160
Special Purpose Acquisition Company Warrant(a)	-	135,544	-	135,544
Money Market Fund(b)	406,396	-	-	406,396
Total Investments	$115,823,735	$42,938,708	$78,351,319	$237,113,762

(a) All other industry classifications are identified in the Schedule of Investments
(b) Short-term investment is a sweep investment for cash balances.

The following tables present each Fund’s assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period ended August 31, 2023:

Preferred Stock	TEAF
Balance – beginning of period	$4,582,050
Purchases	-
Return of capital	(190,032)
Sales	-
Total realized gain/loss	-
Change in unrealized gain/loss	295,732
Balance – end of period	$4,687,750

Private Investments	TEAF
Balance – beginning of period	$45,276,563
Purchases	9,295,504
Return of capital	(450,000)
Sales	-
Total realized gain/loss	-
Change in unrealized gain/loss	1,592,927
Balance – end of period	$55,714,994

Corporate Bonds	TEAF
Balance – beginning of period	$2,032,000
Purchases	-
Return of capital	-
Sales	-
Total realized gain/loss	-
Change in unrealized gain/loss	1,811,909
Balance – end of period	$3,843,909

Private Notes	TEAF
Balance – beginning of period	$11,143,672
Purchases	2,331,112
Return of capital	-
Sales	-
Total realized gain/loss	-
Change in unrealized gain/loss	65,722
Balance – end of period	$13,540,506

Bank Loan	TEAF
Balance – beginning of period	$-
Transfer to Level 3	564,160
Return of capital	-
Sales	-
Total realized gain/loss	-
Change in unrealized gain/loss	-
Balance – end of period	$564,160

Change in unrealized gain/loss on
investments still held at August 31, 2023	$3,766,290

Refer to the Schedule of Investments for further information on the classification of investments.